United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 07/31/14

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Basic Industries—4.2%
15,700		Ashland, Inc.	$1,643,005
38,300		Avery Dennison Corp.	1,808,143
72,302		Bunge Ltd.	5,700,290
7,100		Cliffs Natural Resources, Inc.	123,895
77,200		Domtar, Corp.	2,773,024
86,800		Freeport-McMoRan, Inc.	3,230,696
17,700		International Paper Co.	840,750
11,300		Rock-Tenn Co.	1,123,559
33,500		United States Steel Corp.	1,121,915
		TOTAL	18,365,277
		Capital Goods—7.7%
52,200		AGCO Corp.	2,542,662
1,500		Alliant Techsystems, Inc.	194,895
22,100		Babcock & Wilcox Co.	685,984
26,500		Caterpillar, Inc.	2,669,875
39,400		Deere & Co.	3,353,334
92,030		General Cable Corp.	2,045,827
197,000		General Electric Co.	4,954,550
8,400		L-3 Communications Holdings, Inc.	881,664
32,900		Northrop Grumman Corp.	4,055,583
27,900		OshKosh Truck Corp.	1,289,538
60,100		Pitney Bowes, Inc.	1,626,306
28,600		Raytheon Co.	2,596,022
6,900		SPX Corp.	683,997
37,100		Terex Corp.	1,280,321
4,300		Textron Inc.	156,391
74,800		Trinity Industries, Inc.	3,264,272
12,900	[1]	WESCO International, Inc.	1,012,521
		TOTAL	33,293,742
		Consumer Cyclicals—7.4%
39,715		Abercrombie & Fitch Co., Class A	1,562,388
14,700	[1]	Bed Bath & Beyond, Inc.	930,363
60,500		Best Buy Co., Inc.	1,798,665
65,700		CVS Caremark Corp.	5,016,852
49,802		Dillards, Inc., Class A	5,937,394
19,100		Foot Locker, Inc.	907,823
17,900		Guess ?, Inc.	465,579
84,700		Kohl's Corp.	4,534,838
17,800		Leidos Holdings, Inc.	657,532
6,400		Lowe's Cos., Inc.	306,240
32,300		Mattel, Inc.	1,144,228
23,400		Royal Caribbean Cruises Ltd.	1,395,810
26,200		Stanley Black & Decker Inc.	2,291,190
52,400		Target Corp.	3,122,516
25,300		The ADT Corp.	880,440
19,100		Wal-Mart Stores, Inc.	1,405,378
		TOTAL	32,357,236

Shares			Value
		COMMON STOCKS—continued
		Consumer Durables—2.6%
37,600		General Motors Co.	$1,271,632
63,300		Johnson Controls, Inc.	2,990,292
23,300		Lear Corp.	2,194,161
24,300	[1]	TRW Automotive Holdings Corp.	2,485,647
16,600		Whirlpool Corp.	2,367,824
		TOTAL	11,309,556
		Consumer Staples—5.6%
128,500		Archer-Daniels-Midland Co.	5,962,400
22,100		Coca-Cola Enterprises, Inc.	1,004,445
98,200		ConAgra Foods, Inc.	2,958,766
24,200		Energizer Holdings, Inc.	2,777,192
47,400		Ingredion, Inc.	3,490,062
51,100		Mondelez International, Inc.	1,839,600
111,800		Newell Rubbermaid, Inc.	3,631,264
15,300		Philip Morris International Inc.	1,254,753
35,300		Whole Foods Market, Inc.	1,329,984
		TOTAL	24,248,466
		Energy—14.0%
72,900		Apache Corp.	7,483,914
92,299		Chesapeake Energy Corp.	2,433,928
82,515		Chevron Corp.	10,664,239
76,999		ConocoPhillips	6,352,417
50,900		Exxon Mobil Corp.	5,036,046
36,700		Hess Corp.	3,632,566
15,400		HollyFrontier Corp.	723,954
147,974		Marathon Oil Corp.	5,733,993
32,200		Marathon Petroleum Corp.	2,688,056
74,100		Murphy Oil Corp.	4,603,833
39,900		Occidental Petroleum Corp.	3,898,629
12,300		Phillips 66	997,653
126,749		Valero Energy Corp.	6,438,849
		TOTAL	60,688,077
		Financial Services—26.9%
22,700		Ace Ltd.	2,272,270
16,400		Aflac, Inc.	979,736
25,200		Allied World Assurance Holdings Ltd.	907,452
46,700		Allstate Corp.	2,729,615
14,600		American Financial Group, Inc.	817,454
73,800		American International Group, Inc.	3,836,124
26,907		Ameriprise Financial, Inc.	3,218,077
34,260		Assurant, Inc.	2,170,714
92,400		Assured Guaranty Ltd.	2,062,368
19,700		Axis Capital Holdings Ltd.	850,055
417,286		Bank of America Corp.	6,363,611
55,400		Bank of New York Mellon Corp.	2,162,816
19,800		BB&T Corp.	732,996
1,300	[1]	Berkshire Hathaway, Inc.	163,059
53,600		Capital One Financial Corp.	4,263,344
20,700		Chubb Corp.	1,794,897
18,100		CIGNA Corp.	1,629,724
54,000		Citigroup, Inc.	2,641,140

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
71,734		Comerica, Inc.	$3,605,351
16,100		Discover Financial Services	983,066
15,100		Everest Re Group Ltd.	2,354,241
317,900		Fifth Third Bancorp	6,510,592
257,223		First Horizon National Corp.	3,030,087
37,700		Goldman Sachs Group, Inc.	6,517,199
189,300		JPMorgan Chase & Co.	10,916,931
95,900		KeyCorp	1,298,486
24,400		Northern Trust Corp.	1,632,116
11,400		PartnerRe Ltd.	1,189,704
61,500		PNC Financial Services Group	5,077,440
42,100	[1]	Popular, Inc.	1,342,990
83,650		Prudential Financial, Inc.	7,275,040
73,100		State Street Corp.	5,149,164
108,700		SunTrust Banks, Inc.	4,136,035
82,770		The Travelers Cos., Inc.	7,412,881
43,500		U.S. Bancorp	1,828,305
17,600		Validus Holdings Ltd.	642,928
111,700		Wells Fargo & Co.	5,685,530
29,435		Zions Bancorp	848,317
		TOTAL	117,031,855
		Health Care—11.2%
58,300		Abbott Laboratories	2,455,596
21,064		Aetna, Inc.	1,633,092
15,000	[1]	Alere, Inc.	596,796
75,600	[1]	Boston Scientific Corp.	966,168
29,000		Cardinal Health, Inc.	2,077,850
35,300	[1]	CareFusion Corp.	1,545,787
96,114		Eli Lilly & Co.	5,868,721
15,200	[1]	HCA, Inc.	992,712
20,681	[1]	Health Net, Inc.	851,850
26,212		Humana, Inc.	3,083,842
6,500		Johnson & Johnson	650,585
10,400	[1]	Laboratory Corp. of America Holdings	1,078,376
33,400		Medtronic, Inc.	2,062,116
53,000		Merck & Co., Inc.	3,007,220
300,500		Pfizer, Inc.	8,624,350
33,932		Quest Diagnostics, Inc.	2,073,245
73,500		UnitedHealth Group, Inc.	5,957,175
48,375		Wellpoint, Inc.	5,312,058
		TOTAL	48,837,539
		IT Services—9.7%
20,000	[1]	Arrow Electronics, Inc.	1,159,000
103,486		Avnet, Inc.	4,380,562
56,400		CA, Inc.	1,628,832
75,900		Cisco Systems, Inc.	1,914,957
42,300		Computer Sciences Corp.	2,639,097
149,743		Corning, Inc.	2,942,450
30,700		GameStop Corp.	1,288,479
176,500		Hewlett-Packard Co.	6,285,165
115,909	[1]	Ingram Micro, Inc., Class A	3,326,588

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
55,500		Juniper Networks, Inc.	$1,306,470
15,856		Lexmark International, Inc., Class A	761,564
62,500		NetApp, Inc.	2,427,500
52,600		Symantec Corp.	1,244,516
83,606	[1]	Tech Data Corp.	5,249,621
210,457		Vishay Intertechnology, Inc.	3,100,032
25,400		Western Digital Corp.	2,535,682
		TOTAL	42,190,515
		Public Utilities—7.6%
85,100		AES Corp.	1,243,311
14,300		Ameren Corp.	549,835
35,500		American Electric Power Co., Inc.	1,845,645
199,901		AT&T, Inc.	7,114,477
135,100		CenturyLink, Inc.	5,301,324
35,400		Consolidated Edison Co.	1,985,586
14,400		Duke Energy Corp.	1,038,672
60,700		Edison International	3,326,360
57,700		Entergy Corp.	4,202,291
39,900		Exelon Corp.	1,240,092
75,000		FirstEnergy Corp.	2,340,750
65,200		Public Service Enterprises Group, Inc.	2,293,084
18,400		Telephone and Data System, Inc.	460,000
		TOTAL	32,941,427
		Transportation—0.7%
55,300		Delta Air Lines, Inc.	2,071,538
42,140		Southwest Airlines Co.	1,191,719
		TOTAL	3,263,257
		TOTAL COMMON STOCKS (IDENTIFIED COST $355,273,140)	424,526,947
		INVESTMENT COMPANY—2.4%
10,370,543	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	10,370,543
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $365,643,683)[4]	434,897,490
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(170,704)
		TOTAL NET ASSETS—100%	$434,726,786
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $365,643,683. The net unrealized appreciation of investments for federal tax purposes was $69,253,807.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,404,214 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,150,407.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014